Exhibit 99.13

Verizon Master Trust - VZMT 2024-3

Monthly Investor Report

Group Name	One

Series Name	2024-3
Collection Period	July 2024
Payment Date	08/20/2024
Transaction Month	4
Anticipated Redemption Date	04/20/2027
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$604,635,000.00	5.34%	04/22/2030
Class A-1b	$175,000,000.00	SOFR +0.58%	04/22/2030
Class B	$59,605,000.00	5.54%	04/22/2030
Class C	$35,760,000.00	5.73%	04/22/2030

Total	$875,000,000.00

Class A-1b Note Interest Derivation
SOFR Adjustment Date	08/13/2024
Compound SOFR for Interest Period	5.35353%
Spread over Compounded SOFR	0.58%
Note Interest Rate	5.93353%
Note Balance at the beginning of the Interest Period	$175,000,000.00
Days in the Interest Period	29
Note Monthly Interest	$836,462.91

Verizon Master Trust - VZMT 2024-3

Monthly Investor Report

Group Name	One

Series 2024-3 Available Funds and other sources of funds
Series 2024-3 Allocation Percentage x Group One Available Funds	$56,794,908.09
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$56,794,908.09

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$9,536,784.74
Required Reserve Amount	$9,536,784.74
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$9,536,784.74

Verizon Master Trust - VZMT 2024-3

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$68.94	$68.94	$0.00	$0.00	$56,794,839.15
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$56,793,589.15
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$56,793,589.15
Asset Representations Reviewer Fee	$33.92	$33.92	$0.00	$0.00	$56,793,555.23
Supplemental ARR Fee	$180.77	$180.77	$0.00	$0.00	$56,793,374.46
Servicing Fee	$671,900.64	$671,900.64	$0.00	$0.00	$56,121,473.82
Class A-1a Note Interest	$2,690,625.75	$2,690,625.75	$0.00	$0.00	$53,430,848.07
Class A-1b Note Interest	$836,462.91	$836,462.91	$0.00	$0.00	$52,594,385.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,594,385.16
Class B Note Interest	$275,176.42	$275,176.42	$0.00	$0.00	$52,319,208.74
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,319,208.74
Class C Note Interest	$170,754.00	$170,754.00	$0.00	$0.00	$52,148,454.74
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,148,454.74
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$52,148,454.74
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,148,454.74
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$52,148,454.74
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$52,148,454.74
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$52,148,454.74
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$52,148,454.74
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$52,148,454.74
Class R Interest	$52,148,454.74	$52,148,454.74	$0.00	$0.00	$0.00

Total	$56,794,908.09	$56,794,908.09	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2024-3

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,690,625.75	$0.00	$0.00	$2,690,625.75
Class A-1b	$0.00	$0.00	$836,462.91	$0.00	$0.00	$836,462.91
Class B	$0.00	$0.00	$275,176.42	$0.00	$0.00	$275,176.42
Class C	$0.00	$0.00	$170,754.00	$0.00	$0.00	$170,754.00

Total	$0.00	$0.00	$3,973,019.08	$0.00	$0.00	$3,973,019.08

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$4.45	$0.00	$4.45
Class A-1b	$1,000.00	$4.78	$0.00	$4.78
Class B	$1,000.00	$4.62	$0.00	$4.62
Class C	$1,000.00	$4.78	$0.00	$4.78

Total	$1,000.00	$4.54	$0.00	$4.54

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$604,635,000.00	1.00	$604,635,000.00	1.00
Class A-1b	$175,000,000.00	1.00	$175,000,000.00	1.00
Class B	$59,605,000.00	1.00	$59,605,000.00	1.00
Class C	$35,760,000.00	1.00	$35,760,000.00	1.00

Total	$875,000,000.00	1.00	$875,000,000.00	1.00

Verizon Master Trust - VZMT 2024-3

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$437,500,000.00
Ending Principal Funding Account Limit	$437,500,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.